PROPERTY AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of September 30,
	2024	2025
	HK$	HK$
Building	565,000	565,000
Leasehold improvements	1,009,886	1,439,582
Motor vehicles	1,435,700	2,249,705
Furniture, fixtures and equipment	60,400	—
Equipment for leasing	14,510,730	8,618,580
Less: accumulated depreciation	(8,695,481)	(6,062,411)
Property and equipment, net	8,886,235	6,810,456

Depreciation expenses were HK$1,943,260, HK$1,902,005, and HK$1,707,989 for the years ended September 30, 2023, 2024, and 2025, respectively.

Losses on disposal of property and equipment were HK$485,957, HK$636,289, and HK$2,008,324 for the years ended September 30, 2023, 2024, and 2025, respectively, mainly due to certain X-ray machines disposed upon the termination of rental equipment agreements during the years ended September 30, 2023, 2024, and 2025.

No impairment loss was made for property and equipment for the years ended September 30, 2023, 2024, and 2025.